Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income before taxes on income:
Domestic	$326,544	$250,831	$268,446
Foreign	15,202	(24,337)	24,112
	$341,746	$226,494	$292,558

Schedule Of Taxes On Income

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Current taxes:
Domestic	$63,326	$41,553	$40,357
Foreign	11,520	4,045	6,593
	74,846	45,598	46,950
Adjustment for previous years:
Domestic	(19,838)	(19,404)	(10,681)
Foreign	92	(330)	(124)
	(19,746)	(19,734)	(10,805)
Deferred income taxes:
Domestic	(16,972)	(5,434)	(6,607)
Foreign	930	2,483	(5,407)
	(16,042)	(2,951)	(12,014)
Total taxes on income	$39,058	$22,913	$24,131

Total:
Domestic	$26,516	$16,715	$23,069
Foreign	12,542	6,198	1,062
Total taxes on income	$39,058	$22,913	$24,131

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2024	2023
Balance at the beginning of the year	$81,058	$86,176
Additions (reductions) related to interest and currency translation	3,614	1,810
Additions based on tax positions related to prior period	59	28
Reductions related to tax positions taken during a prior period	(158)	(11,059)
Reductions related to settlement of tax matters	(20,905)	(11,258)
Additions based on tax positions taken during the current period	31,581	16,511
Reductions related to a lapse of applicable statute of limitation	(984)	(1,150)
Balance at the end of the year	$94,265	$81,058

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Reserves and allowances	$27,287	$61,945
Inventory allowances	14,740	18,007
Property, plant and equipment	432	2,751
Operating lease right of use assets	24,092	19,913
Other assets	127,217	116,524
Net operating loss carry-forwards	47,504	94,776
	241,272	313,916

Valuation allowance	(77,913)	(165,199)
	163,359	148,717

Deferred tax liabilities:
Intangible assets	(73,324)	(74,892)
Property, plant and equipment	(38,777)	(35,956)
Operating lease liabilities	(23,598)	(19,479)
Reserves and allowances	(6,783)	(9,155)
	(142,482)	(139,482)
Net deferred tax assets	$20,877	$9,235

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Income before taxes as reported in the consolidated statements of income	$341,746	$226,494	$292,558
Statutory tax rate	23%	23%	23%
Theoretical tax expense	$78,602	$52,094	$67,288
Tax benefit arising from reduced rate as "Preferred Enterprise” and other tax benefits (*)	(5,058)	(27,741)	(26,281)
Tax adjustment in respect of different tax rates for foreign subsidiaries	60,100	(3,508)	(17,946)
Changes in carry-forward losses and valuation allowances	(78,356)	12,714	27,905
Taxes resulting from non-deductible expenses	1,260	2,299	795
Difference in basis of measurement for financial reporting and tax return purposes	3,835	8,339	(15,060)
Taxes in respect of prior years (see Note 18D above)	(19,746)	(19,734)	(10,805)
Other differences, net	(1,579)	(1,549)	(1,765)
Actual tax expenses	$39,058	$22,913	$24,131
Effective tax rate	11.43%	10.12%	8.25%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$0.11	$0.63	$0.59